Income Taxes - Movement in net deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset, beginning of year	$ 848,704	$ 820,048
Recovery for the year in net earnings	147,091	22,425
Recovery (expense) for the year in other comprehensive income	(851)	1,490
Change to equity accounting - JV Inkai	10,849	0
Effect of movements in exchange rates	219	4,741
Net deferred tax asset, end of year	$ 1,006,012	$ 848,704